Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
New York Tax Exempt Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	New York Tax Exempt Series<br/><br/>Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in the prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor's contractual waiver for Class W shares). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax and New York State personal income tax. The Series will, under normal circumstances, invest at least 80% of its assets in securities the income from which is exempt from federal and New York income tax, including the Alternative Minimum Tax (AMT). The main issuers of these securities are state and local agencies in New York. In selecting investments for the Series, the Advisor attempts to balance the Series’ goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those securities determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

Bond Selection Process — The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:
  The interest rate sensitivity of each security.
  The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.
Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in yields. The prices of fixed income securities with shorter durations generally will be less affected by changes in yields than the prices of fixed income securities with longer durations. For example, a 10 year duration means the fixed income security will decrease in value by 10% if yields rise 1% and increase in value by 10% if yields fall 1%.

Credit Quality — The Series’ investments will be limited to investment grade securities, those rated BBB- or above by S&P or Baa3 or above by Moody’s, or determined by the Advisor to be of equivalent quality. If a security purchased by the Series is downgraded below investment grade after purchase, the Advisor will review the security to determine if it remains an appropriate investment.

The Series may invest in taxable investments, including obligations of the U.S. Government, its agencies or instrumentalities. The Series may also invest in money market instruments or hold its assets in cash. These investments may cause the Series to make a taxable distribution to shareholders.

The Advisor will consider selling a security for one or more of the following reasons:
  to adjust the Series’ duration and/or yield curve positioning;
  there is a deterioration in the credit quality of the issuer;
  the security’s relative value has declined (the spread has tightened such that the security is no longer considered attractively priced); or
  a more attractive investment opportunity is identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is no guarantee that the Series will achieve its investment objective. You could lose money by investing in the Series.

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Market risk — Because the Series invests in fixed income securities, the value of your investment will fluctuate in response to changes in interest rates and/or credit spreads, even though such changes will not affect the interest income derived from portfolio securities. The value of your investment will also fluctuate in response to changes in repayment speeds. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign bond markets decline.
  The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds.
  Interest rates rise and/or credit spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds have greater sensitivity to, and will therefore experience greater fluctuations in response to, interest rate changes than shorter-term bonds.
  The issuers of high interest debt obligations pay off the debts earlier than expected when interest rates fall, and the Series has to reinvest the proceeds at lower yields (prepayment risk), or the issuers of lower interest rate debt obligations pay off the debts later than expected when interest rates rise, thus keeping the Series’ assets tied up in lower yield debt obligations (extension risk).
Current market conditions may pose heightened risks for the Series. While interest rates in the U.S. are near historic lows, changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Municipal bond risk — In addition to the general risks of bond funds, the Series is subject to the following additional risks due to its focus on municipal bonds:
  Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.
  Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.
  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.
New York State municipal bond risk — In addition to the risks of bond funds in general and more specifically of municipal bond funds, this Series has the following special risks:
  Concentration in New York tax exempt securities may lead to more volatility than if the Series invested in securities from a number of different states.
  The Series is sensitive to political, economic, or demographic developments within the state, public authorities, or political subdivisions, particularly in the New York City area.
  The Series is subject to the risk that its market segment (New York tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.
  New York’s economy is heavily dependent on the financial sector, and the Series may be adversely affected by economic problems affecting that sector.
Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Series.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of a broad-based securities index. No performance is shown for the Class W shares of the Series, because they were not active prior to the date of this prospectus. Except for differences in returns resulting from differences in expenses, the classes would have substantially similar returns because each class invests in the same portfolio of securities. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of a broad-based securities index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance is shown for the Class W shares of the Series, because they were not active prior to the date of this prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 09/30/09): 6.23% Lowest (quarter ended 12/31/10): (5.27)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS<br/>FOR PERIODS ENDED DECEMBER 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
New York Tax Exempt Series | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%	[1]
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.62%	[1],[3]
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	$ 774
2009	rr_AnnualReturn2009	12.46%
2010	rr_AnnualReturn2010	0.32%
2011	rr_AnnualReturn2011	8.37%
2012	rr_AnnualReturn2012	3.31%
2013	rr_AnnualReturn2013	(1.72%)
2014	rr_AnnualReturn2014	1.28%
2015	rr_AnnualReturn2015	1.54%
2016	rr_AnnualReturn2016	(0.79%)
2017	rr_AnnualReturn2017	2.27%
2018	rr_AnnualReturn2018	0.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.27%)
1 Year	rr_AverageAnnualReturnYear01	0.54%
5 Years	rr_AverageAnnualReturnYear05	0.96%
10 Years	rr_AverageAnnualReturnYear10	2.68%
New York Tax Exempt Series | CLASS W
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%	[1]
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%	[1],[3]
1 Year	rr_ExpenseExampleYear01	$ 12
3 Years	rr_ExpenseExampleYear03	39
5 Years	rr_ExpenseExampleYear05	68
10 Years	rr_ExpenseExampleYear10	$ 154
New York Tax Exempt Series | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.53%
5 Years	rr_AverageAnnualReturnYear05	0.94%
10 Years	rr_AverageAnnualReturnYear10	2.63%
New York Tax Exempt Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.88%
5 Years	rr_AverageAnnualReturnYear05	0.96%
10 Years	rr_AverageAnnualReturnYear10	2.53%
New York Tax Exempt Series | ICE BofA Merrill Lynch 1-12 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.64%
5 Years	rr_AverageAnnualReturnYear05	2.28%
10 Years	rr_AverageAnnualReturnYear10	3.23%

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in the prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to waive the management fee for the Class W shares. This contractual waiver is expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors.
[3]	After Fee Waiver and/or Expense Reimbursement